Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 3,646,756	$ 3,030,298
Current financial assets at amortized cost	46,596	47,216
Current contract assets	3,980,380	3,153,022
Notes receivable, net		132,403
Accounts receivable, net	8,241,352	8,848,384
Other receivables	172,695	348,514
Current income tax assets	21,057	288,581
Inventories	87,828	115,624
Prepayments	1,320,329	866,205
Other current assets	207,041	24,515
Total current assets	17,724,034	16,854,762
Non-current assets
Non-current financial assets at fair value through profit or loss		40,071
Non-current financial assets at fair value through other comprehensive income	148,925	116,703
Non-current financial assets at amortized cost	544,861	289,808
Property, plant and equipment, net	430,809	537,014
Right-of-use assets	5,182,528	6,140,815
Investment properties	2,389,864
Goodwill	33,960,053	60,741,929
Intangible assets	30,978,581	33,405,827
Deferred tax assets	556,812	647,048
Other non-current assets	998,610	842,290
Total non- current assets	75,191,043	102,761,505
Total assets	92,915,077	119,616,267
Current liabilities
Short-term borrowings	1,075,904	5,250,233
Current financial liabilities at fair value through profit or loss	7,869,087	60,664
Current financial liabilities at amortized cost		771,410
Current contract liabilities	578,219	988,753
Notes payable	127,063
Accounts payable	4,897,884	4,933,412
Other payables	9,039,084	6,905,026
Income tax payable	38,385
Long-term borrowings, current portion	4,188,088	2,370,305
Long-term bonds payable, current portion		313,189
Current lease liabilities	891,804	948,466
Other current liabilities	3,447,177	1,763,663
Total current liabilities	32,994,887	24,898,088
Non-current liabilities
Non-current financial liabilities at fair value through profit or loss	1,431,000
Non-current financial liabilities at amortized cost	1,829,826	1,856,073
Long-term borrowings	4,843,107	3,122,376
Deferred tax liabilities	10,345,287	10,942,844
Non-current lease liabilities	4,111,749	5,012,323
Provisions	403,834	444,668
Other non-current liabilities	551,627	972,147
Total non- current liabilities	23,516,430	22,350,431
Total liabilities	56,511,317	47,248,519
Equity attributable to equity holders of the Company
Ordinary share	2,613	21,882
Capital surplus	154,703,137	105,605,811
Accumulated deficit	(117,208,018)	(32,203,326)
Other equity interest	(1,098,596)	(803,913)
Equity attributable to equity holders of the Company	36,399,136	72,620,454
Non-controlling interests	4,624	(252,706)
Total equity	36,403,760	72,367,748
Total liabilities and equity	92,915,077	119,616,267
Related Party
Current liabilities
Accounts payable – related parties	922	3,730
Other payables – related parties	$ 841,270	$ 589,237